Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables.
Trade and Other Receivables

Note 16

Trade and Other Receivables

EUR’000	2024	2023	2022
Trade receivables from non-related parties	51,467	26,802	17,635
Contract assets	37,609	8,880	19,999
Receivables from related parties	214	592	—
Total trade receivables	11,305	3,158	600
	100,595	39,432	38,234

As of 31 December 2024, the Company’s receivables include contract assets totalling EUR 38 million, a significant increase from EUR 8.9 million in 2023 (2022: EUR 20 million). These contract assets represent the Company’s entitlement to proportional consideration for ongoing projects as of the balance sheet date. Typically, these contract assets are reclassified to trade receivables when the Company fulfils its obligations and the right to consideration becomes unconditional.

The balance of other receivables includes contract fulfilment costs amounted to EUR 8.5 million (2023 and 2022 nill). These costs represent expenditures directly incurred in fulfilling contracts with customers, such as direct labour, materials, and other costs necessary to complete the performance obligations under the contracts. These costs are recognized as assets as they are expected to be recovered over the life of the respective contracts. Contract cost are amortised on a systematic basis that is consistent with the transfer of the related goods or services to the customer. For accounting policy, refer to Note 3.

The table below outlines movements in contract assets during the year:

EUR’000	2024	2023	2022
Contract assets at 1 January	8,880	19,999	843
Acquisition of businesses	8,266
Recognised during the period	37,710	614	19,999
Transfer to receivables	(8,880)	(19,999)	(843)
Exchange differences	(101)	—	—
Total contract assets at 31 December	37,609	8,880	19,999
Current	37,609	8,880	19,999
Non-current	—	—	—

Expected credit loss on trade receivables

The Group has historically only experienced immaterial losses on trade receivables, if any. Further, a material part of the cash flows in the contracts are prepayments received up front.

The Group’s assessment remains consistent with its past practices. Although some positions may transition to 30 days overdue, our overall position on credit risk management remains unchanged. This assessment is supported by historical data, a select group of reliable debtors, and our outlook for the future.

Accounting policies

Financial assets

The classification of financial assets depends on the Group's business model for managing the financial assets as well as the contractual terms of the cash flows of the respective financial assets.

(i)At initial recognition: the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial assets. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

(ii)At subsequent measurement: financial assets of the Group mainly comprise of cash and bank balances, trade receivables and other current assets.

Note 16

Trade and Other Receivables

Continued from previous page

Interest income from these financial assets are recognised using the effective interest rate method.

The Group assesses on a forward - looking basis the expected credit losses associated with its financial assets carried at amortised cost. For trade and other receivables, the Group applied the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

	Trade	Contract	Expected
EUR’000	receivables	assets	loss	Total
31 December 2024
Not due	49,029	37,609	—	86,638
Overdue 1-30 days	—	—	—	—
Overdue 31 to 60 days	2,373	—	—	2,373
Overdue +61 days	65	—	—	65
Total	51,467	37,609	—	89,076
31 December 2023
Not due	9,639	8,880	—	18,519
Overdue 1-30 days	14,287	—	—	14,287
Overdue 31 to 60 days	603	—	—	603
Overdue +61 days	2,273	—	—	2,273
Total	26,802	8,880	—	35,682
31 December 2022
Not due	17,197	19,999	—	37,196
Overdue 1-30 days	438	—	—	438
Overdue 31 to 60 days	—	—	—	—
Overdue +61 days	—	—	—	—
Total	17,635	19,999	—	37,634